SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 4,959,412	$ 582,296	$ 5,601,178	$ 1,126,657
CEO and director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	291,842	85,395	447,035	178,679
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	182,993	306,425	282,570	410,651
Salary and commission [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	82,082	69,944	158,877	121,592
Directors [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total		36,597	61,666	39,458
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 556,917	$ 498,361	$ 950,148	$ 750,380